Share-based payments - Additional Information (Details) $ / shares in Units, € in Thousands, $ in Thousands			12 Months Ended
	Apr. 20, 2018 EUR (€) tranche shares	Apr. 20, 2018 USD ($) tranche $ / shares shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2021 EUR (€) EquityInstruments shares	Dec. 31, 2020 USD ($) EquityInstruments $ / shares	Dec. 31, 2020 EUR (€) EquityInstruments shares	Dec. 31, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Hurdle rate			$ 8.18		$ 3.18
Number of tranches | tranche	3	3
Trading days	15 days	15 days
Grant date fair value	€ 133	$ 164
Options exercisable | $					0
Share-based expense | €				€ 11,820		€ 3,381	€ 2,469
Number of options issued | shares	240,000	240,000
Contractual lifetime of the options	2 years	2 years
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Hurdle rate		$ 6.15
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Hurdle rate		8.20
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Hurdle rate		$ 10.25
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €				5,892		1,524	904
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €				€ 5,928		€ 1,857	€ 1,565
ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				3 years
Awards granted | EquityInstruments				4,131,076		2,607,809
Awards cancelled or forfeited | EquityInstruments				385,355		247,684
Awards outstanding | EquityInstruments			10,675,001		8,043,341
Awards exercised | shares				1,114,061		1,624,351
Average exercise price of awards exercised			$ 3.13		$ 2.19
Awards vested | EquityInstruments				5,422,591		4,712,122
Annual forfeiture rate				4.00%		4.00%
Weighted average remaining contractual life				7 years 8 months 12 days		7 years 4 months 24 days
Exercise period				10 years
Weighted average exercise price			5.21
ESOP 2014 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			1.30		1.30
ESOP 2014 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 13.47		$ 13.47